Equity Incentive Plan (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Trade and other payables of equity	$ 12.4	$ 18.6
Equity Incentive Plan, liability	2.5	3.8
Debt equity	14.6	21.9
Incentive Plan [Member]
Statement [Line Items]
Accrued amount of equity	$ 45.9	$ 91.8	$ 136.1
Total cost of equity			$ 0.6